Summary of Significant Accounting Policies - Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Goodwill and Intangible Assets [Roll Forward]
Goodwill, beginning of period	$ 260,277	$ 251,653
Goodwill, additions	31,226	8,624
Goodwill, end of period	291,503	260,277
Intangible assets. amortization	(3,675)	(1,815)
Goodwill and intangible assets, beginning of period	264,318	256,076
Goodwill and intangible assets, additions	42,266	10,057
Goodwill and intangible assets, end of period	302,909	264,318
Service Rights [Member]
Goodwill and Intangible Assets [Roll Forward]
Intangible assets, beginning of period	0	286
Intangible assets, additions	0	0
Intangible assets. amortization	0	(286)
Intangible assets, end of period	0	0
Core Deposit [Member]
Goodwill and Intangible Assets [Roll Forward]
Intangible assets, beginning of period	4,041	4,137
Intangible assets, additions	11,040	1,433
Intangible assets. amortization	(3,675)	(1,529)
Intangible assets, end of period	11,406	4,041
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2015	3,479
2016	2,314
2017	1,607
2018	1,208
2019	$ 1,254